Shareholder Report, Holdings (Details) - C000005458	Jun. 30, 2026
Top10HoldingSpace Exploration TechnologiesBNY-84615Q103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Top10HoldingSnowflakeBNY-833445109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Top10HoldingCloudflareBNY-18915M107
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Top10HoldingBloom EnergyBNY-093712107
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Top10HoldingAstera LabsBNY-04626A103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Top10HoldingCheniere EnergyBNY-16411R208
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Top10HoldingRocket LabBNY-773121108
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Top10HoldingFerguson EnterprisesBNY-31488V107
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Top10HoldingCredo Technology Group HoldingBNY-BLD13F2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Top10HoldingAlnylam PharmaceuticalsBNY-02043Q107
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Financials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.00%